INCOME TAXES (Details Narrative) (USD $)	18 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Deferred tax asset	$ 175,556
Net loss carryforwards	522,224
Deferred tax assets, net valuation allowance	$ 0
Income tax, Federal rate	34.00%